QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2020

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 88.7%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	111,768	$12,894,674
iShares MSCI EAFE ETF	107,362	5,739,573
iShares Russell 1000 Growth ETF	93,403	14,071,162
iShares Russell 1000 Value ETF	122,267	12,126,441
iShares Russell 2000 ETF	43,178	4,942,154
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,198,391	24,782,726	(a)
Legg Mason Low Volatility High Dividend ETF	5,598,947	144,284,864	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	3,695,979	51,928,504	(a)
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	13,391,848	132,311,463	(a)
ClearBridge International Growth Fund, Class IS Shares	341,273	15,340,233	(a)
QS International Equity Fund, Class IS Shares	2,987,503	36,865,790	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	3,995,513	32,004,055	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	274,273	44,646,162	(a)
ClearBridge Appreciation Fund, Class IS Shares	4,073,868	85,510,481	(a)
ClearBridge International Value Fund, Class IS Shares	1,905,533	12,500,298	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	1,042,580	48,438,261	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	7,838,069	109,262,681	(a)
The Royce Fund - Royce Pennsylvania Mutual Fund, Institutional Class Shares	4,238,503	27,974,118	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	216,674	12,190,079
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	10,191,563	131,573,080	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,011,590,714)		959,386,799

See Notes to Schedule of Investments.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2020 Quarterly Report	1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

DESCRIPTION	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 4.4%
EXCHANGE-TRADED PURCHASED OPTIONS - 4.4%
S&P 500 Index, Put @ $1,800.00	6/18/21	629	$162,570,711	$5,321,340
S&P 500 Index, Put @ $1,850.00	6/18/21	631	163,087,629	5,995,762
S&P 500 Index, Put @ $1,900.00	6/18/21	697	180,145,923	8,280,360
S&P 500 Index, Put @ $1,950.00	6/18/21	714	184,539,726	8,216,712
S&P 500 Index, Put @ $2,100.00	6/18/21	250	64,614,750	4,001,000
S&P 500 Index, Put @ $2,150.00	6/18/21	250	64,614,750	4,535,000
S&P 500 Index, Put @ $2,250.00	6/18/21	250	64,614,750	5,247,500
S&P 500 Index, Put @ $2,300.00	6/18/21	255	65,907,045	5,745,150

TOTAL PURCHASED OPTIONS (Cost - $68,950,879)				47,342,824

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,080,541,593)				1,006,729,623

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $15,919,871)	0.419%		15,919,871	15,919,871

TOTAL INVESTMENTS - 94.6% (Cost - $1,096,461,464)				1,022,649,494
Other Assets in Excess of Liabilities - 5.4%				58,907,241

TOTAL NET ASSETS - 100.0%				$1,081,556,735

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

At March 31, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
E-mini S&P 500 Index	4,020	6/20	$483,867,462	$516,509,700	$(32,642,238)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason, Inc. (“Legg Mason”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

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Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
			SIGNIFICANT
		OTHER SIGNIFICANT	UNOBSERVABLE
	QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$959,386,799	—	—	$959,386,799
Purchased Options:
Exchange-Traded
Purchased Options	23,534,814	$23,808,010	—	47,342,824
Total Long-Term Investments	982,921,613	23,808,010	—	1,006,729,623
Short-Term Investments†	15,919,871	—	—	15,919,871

Total Investments	$998,841,484	$23,808,010	—	$1,022,649,494

LIABILITIES
			SIGNIFICANT
		OTHER SIGNIFICANT	UNOBSERVABLE
	QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$32,642,238	—	—	$32,642,238

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying

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Notes to Schedule of Investments (unaudited) (continued)

Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2020.

	Affiliate Value at
	December 31,	Purchased		Sold
Underlying Funds	2019	Cost	Shares	Cost	Shares
Legg Mason International Low Volatility High Dividend ETF
	$32,012,606	—	—	$16,184	583
Legg Mason Low Volatility High Dividend ETF
	192,387,904	—	—	1,324,532	44,582
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	71,785,146	—	—	295,769	15,766
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	174,882,104	$1,986,454	201,058	39,455,616	3,937,722
ClearBridge International Growth Fund, Class IS Shares
	19,179,866	—	—	509,432	10,651
QS International Equity Fund, Class IS Shares
	50,303,957	—	—	1,419,789	104,320
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	49,067,118	—	—	386,753	29,681
ClearBridge Aggressive Growth Fund, Class IS Shares
	58,346,626	—	—	2,923,845	14,786
ClearBridge Appreciation Fund, Class IS Shares
	111,965,438	—	—	5,250,942	207,793
ClearBridge International Value Fund, Class IS Shares
	19,217,623	—	—	201,004	20,081
ClearBridge Large Cap Growth Fund, Class IS Shares
	61,715,352	—	—	4,516,419	86,497
QS U.S. Large Cap Equity Fund, Class IS Shares
	144,322,852	—	—	4,456,453	251,777
Royce Pennsylvania Mutual Fund, Institutional Class Shares
	—	36,196,813	4,238,503	—	—
Royce Pennsylvania Mutual Fund, Investment Class Shares(a)
	40,789,579	—	—	40,255,728	4,320,930
Western Asset Core Bond Fund, Class IS Shares
	174,697,292	1,039,861	79,095	40,700,691	3,294,845

	$1,200,673,463	$39,223,128		$141,713,157

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Notes to Schedule of Investments (unaudited) (continued)

	Realized	Income	Return of	Capital Gain
	Gain (Loss)	Distributions	Capital	Distributions	Net Increase
	from Sale	from	from	from	(Decrease) in	Affiliate
Underlying Funds (cont’d)	of Affiliated Underlying Funds	Affiliated Underlying Funds	Affiliated Underlying Funds	Affiliated Underlying Funds	Unrealized Appreciation (Depreciation)	Value at March 31, 2020
Legg Mason International Low Volatility High Dividend ETF
	$(350)	$101,492	—	—	$(7,213,696)	$24,782,726
Legg Mason Low Volatility High Dividend ETF
	208,612	61,751	—	—	(46,778,508)	144,284,864
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	9,231	—	—	—	(19,560,873)	51,928,504
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	919,393	1,986,454	—	—	(5,101,479)	132,311,463
ClearBridge International Growth Fund, Class IS Shares
	25,568	—	—	—	(3,330,201)	15,340,233
QS International Equity Fund, Class IS Shares
	20,211	—	—	—	(12,018,378)	36,865,790
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	(21,752)	—	—	—	(16,676,310)	32,004,055
ClearBridge Aggressive Growth Fund, Class IS Shares
	(8,845)	—	—	—	(10,776,619)	44,646,162
ClearBridge Appreciation Fund, Class IS Shares
	89,057	—	—	—	(21,204,015)	85,510,481
ClearBridge International Value Fund, Class IS Shares
	(1,004)	—	—	—	(6,516,321)	12,500,298
ClearBridge Large Cap Growth Fund, Class IS Shares
	273,581	—	—	—	(8,760,672)	48,438,261
QS U.S. Large Cap Equity Fund, Class IS Shares
	148,546	—	—	—	(30,603,718)	109,262,681
Royce Pennsylvania Mutual Fund, Institutional Class Shares
	—	—	—	—	(8,222,695)	27,974,118
Royce Pennsylvania Mutual Fund, Investment Class Shares(a)
	(3,413,915)	—	—	—	(533,851)	—
Western Asset Core Bond Fund, Class IS Shares
	2,579,752	1,054,899	—	—	(3,463,382)	131,573,080

	$828,085	$3,204,596	—	—	$(200,760,718)	$897,422,716

(a)	On March 4, 2020, the Fund converted its Royce Pennsylvania Mutual Fund, Investment Class Shares into Royce Pennsylvania Mutual Fund, Institutional Class Shares.

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